Debt - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Sep. 26, 2018 USD ($)	Jun. 27, 2018 USD ($)	Jun. 27, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Jul. 25, 2017 EUR (€)	Jun. 21, 2017 USD ($)	Jun. 12, 2017 USD ($)
Debt
Principal	$ 8,074,490,000	$ 8,481,178,000
Loss on extinguishment of debt	54,400,000
Minimum principal balance of intercompany loans securing the debt	10,000,000
Unused available liquidity	1,602,000,000	1,974,000,000
Senior Notes
Debt
Principal	5,928,832,000	$ 5,987,578,000
Loss on extinguishment of debt	29,600,000
Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt
Principal	$ 750,000,000						$ 750,000,000
Stated interest rate (as a percent)	6.25%	6.25%	6.25%				6.25%	6.25%
Effective interest rate (as a percent)	6.41%		6.41%
Senior Notes | 5.625% Senior Secured Notes due February 2020
Debt
Principal		$ 600,000,000
Stated interest rate (as a percent)	5.625%	5.625%	5.625%					5.625%
Repurchase amount				$ 600,000,000
Senior Notes | 7.500% Senior Secured Notes due July 2019
Debt
Principal		$ 144,303,000									$ 500,000,000
Stated interest rate (as a percent)	7.50%	7.50%	7.50%					7.50%			7.50%
Repurchase amount				144,300,000						$ 393,500,000
Loss on extinguishment of debt	$ 25,700,000	$ 25,700,000
Total purchase amount										$ 355,700,000
Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt
Principal	$ 27,311,000	$ 124,143,000
Stated interest rate (as a percent)	5.50%	5.50%	5.50%					5.50%
Repurchase amount				96,800,000
Effective interest rate (as a percent)	4.88%		4.88%
Senior Notes | 5.625% Senior Secured Notes due February 2020, 7.500% Senior Secured Notes due July 2019, and 5.500% Senior Secured Notes due June 2020
Debt
Repurchase amount				$ 865,800,000
Loss on extinguishment of debt	$ 24,800,000
Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt
Principal	$ 572,500,000		€ 500,000			€ 500,000
Stated interest rate (as a percent)	3.50%	3.50%	3.50%		3.50%	3.50%		3.50%
Effective interest rate (as a percent)	3.68%		3.68%
Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt
Principal	$ 501,058,000	$ 839,510,000	€ 437,605
Stated interest rate (as a percent)	4.125%	4.125%	4.125%					4.125%
Repurchase amount					$ 303,600,000	€ 262,400
Effective interest rate (as a percent)	4.47%		4.47%
Senior Notes | 4.750% Senior Secured Notes due March 2020
Debt
Principal	$ 444,146,000	$ 599,650,000	€ 387,900
Stated interest rate (as a percent)	4.75%	4.75%	4.75%					4.75%
Repurchase amount					129,700,000	112,100
Effective interest rate (as a percent)	6.00%		6.00%
Senior Notes | 4.125% Senior Secured Notes due February 2020 and 4.750% Senior Secured Notes due March 2020
Debt
Repurchase amount					$ 457,500,000	€ 395,500
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt
Principal		$ 599,650,000
Stated interest rate (as a percent)	6.625%	6.625%	6.625%					6.625%
Repurchase amount		$ 625,500,000						€ 500,000
Term loan | Term Loan Facility due 2023
Debt
Principal	$ 1,717,500,000	$ 1,798,950,000							€ 1,500,000
Effective interest rate (as a percent)	2.05%	2.05%	2.05%					2.05%
Revolving Credit Facility
Debt
Effective interest rate (as a percent)	2.66%	3.48%	2.66%					3.48%
Commitment fees (as a percent)	0.725%
Utilization fee (as a percent)	0.15%
Credit Facility | Other Credit Facilities
Debt
Effective interest rate (as a percent)	3.64%		3.64%
Borrowings outstanding	$ 34,800,000	$ 0